Concentration of Credit Risk - Schedule of Total Accounts Receivable (Details) - CNY (¥)	6 Months Ended				12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Jun. 30, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 73,648				¥ 136,782
Concentration Risk, Percentage	80.00%				38.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 13,300					[1]
Concentration Risk, Percentage	15.00%					[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable		[1]			¥ 100,600
Concentration Risk, Percentage		[1]			28.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable		[1]			¥ 74,000
Concentration Risk, Percentage		[1]			21.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%				61.00%
Accounts payable	¥ 21,960				¥ 25,505
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%					[1]
Accounts payable	¥ 20,126					[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%					[1]
Accounts payable	¥ 11,453					[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]			13.00%
Accounts payable		[1]			¥ 5,505
Purchase Concentration Risk [Member] | Supplier E [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%			[1]
Total purchase	¥ 821,673			[1]
Purchase Concentration Risk [Member] | Supplier F [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	11.00%
Total purchase		[1]	¥ 1,540,752
Purchase Concentration Risk [Member] | Supplier G [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	11.00%
Total purchase		[1]	¥ 1,498,159
Purchase Concentration Risk [Member] | Supplier H [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	11.00%
Total purchase		[1]	¥ 1,452,785
Purchase Concentration Risk [Member] | Supplier I [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	10.00%
Total purchase		[1]	¥ 1,386,002

[1]	Represented the percentage below 10%